Portfolio of Investments
Columbia Select Small Cap Value Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 2.9%
Wireless Telecommunication Services 2.9%
Telephone and Data Systems, Inc.	469,927	10,869,411
Total Communication Services		10,869,411
Consumer Discretionary 13.0%
Auto Components 2.1%
Motorcar Parts of America, Inc.(a)	455,767	7,934,904
Diversified Consumer Services 0.5%
Regis Corp.(a)	235,000	1,736,650
Hotels, Restaurants & Leisure 6.4%
Extended Stay America, Inc.	275,000	3,434,750
Penn National Gaming, Inc.(a)	206,048	10,529,053
Texas Roadhouse, Inc.	156,547	9,860,895
Total		23,824,698
Household Durables 2.8%
KB Home	127,345	4,553,857
Lennar Corp., Class A	48,456	3,625,478
Taylor Morrison Home Corp., Class A(a)	86,877	2,044,216
Total		10,223,551
Specialty Retail 1.2%
Aaron’s, Inc.	80,000	4,471,200
Total Consumer Discretionary		48,191,003
Consumer Staples 2.7%
Food Products 2.7%
Nomad Foods Ltd.(a)	412,700	10,177,182
Total Consumer Staples		10,177,182
Energy 1.9%
Energy Equipment & Services 1.3%
Exterran Corp.(a)	471,042	2,166,793
Patterson-UTI Energy, Inc.	701,140	2,699,389
Total		4,866,182
Oil, Gas & Consumable Fuels 0.6%
WPX Energy, Inc.(a)	400,000	2,224,000
Total Energy		7,090,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 22.5%
Banks 6.2%
Pacific Premier Bancorp, Inc.	527,191	11,909,245
Popular, Inc.	150,000	5,556,000
TCF Financial Corp.	200,000	5,376,000
Total		22,841,245
Insurance 9.6%
CNO Financial Group, Inc.	350,000	5,705,000
Hanover Insurance Group, Inc. (The)	92,644	9,495,084
Lincoln National Corp.	209,627	7,557,053
National General Holdings Corp.	382,953	13,039,550
Total		35,796,687
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Ladder Capital Corp., Class A	389,974	2,905,306
Thrifts & Mortgage Finance 5.9%
Axos Financial, Inc.(a)	487,860	12,089,171
Radian Group, Inc.	627,538	9,689,186
Total		21,778,357
Total Financials		83,321,595
Health Care 7.5%
Biotechnology 1.9%
Ligand Pharmaceuticals, Inc.(a)	68,316	6,968,232
Health Care Equipment & Supplies 1.8%
CONMED Corp.	75,000	6,473,250
Health Care Providers & Services 1.6%
LHC Group, Inc.(a)	29,000	6,044,760
Life Sciences Tools & Services 2.2%
Syneos Health, Inc.(a)	130,000	8,203,000
Total Health Care		27,689,242
Industrials 17.1%
Aerospace & Defense 4.2%
Cubic Corp.	215,861	10,162,736
Curtiss-Wright Corp.	53,800	5,504,816
Total		15,667,552
Columbia Select Small Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.1%
Spirit Airlines, Inc.(a)	220,979	3,951,105
Commercial Services & Supplies 2.5%
Waste Connections, Inc.	91,658	9,168,550
Electrical Equipment 0.9%
Bloom Energy Corp., Class A(a)	211,932	3,318,855
Machinery 5.5%
ITT, Inc.	80,000	5,024,800
Kennametal, Inc.	210,000	6,094,200
Rexnord Corp.	323,364	9,364,621
Total		20,483,621
Road & Rail 2.9%
Knight-Swift Transportation Holdings, Inc.	239,700	10,896,762
Total Industrials		63,486,445
Information Technology 13.6%
Communications Equipment 5.1%
Extreme Networks, Inc.(a)	1,658,333	7,246,915
Viavi Solutions, Inc.(a)	865,316	11,538,989
Total		18,785,904
IT Services 4.1%
CACI International, Inc., Class A(a)	28,926	6,774,180
EPAM Systems, Inc.(a)	25,388	8,304,415
Total		15,078,595
Semiconductors & Semiconductor Equipment 4.4%
Kulicke & Soffa Industries, Inc.	325,000	7,793,500
MACOM Technology Solutions Holdings, Inc.(a)	240,200	8,558,326
Total		16,351,826
Total Information Technology		50,216,325
Materials 7.0%
Chemicals 2.0%
Minerals Technologies, Inc.	144,721	7,344,591
Construction Materials 2.1%
Summit Materials, Inc., Class A(a)	513,000	7,638,570
Containers & Packaging 2.2%
O-I Glass, Inc.	759,739	8,265,960
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.7%
Warrior Met Coal, Inc.	171,673	2,655,781
Total Materials		25,904,902
Real Estate 7.8%
Equity Real Estate Investment Trusts (REITS) 7.8%
First Industrial Realty Trust, Inc.	175,000	7,463,750
Gaming and Leisure Properties, Inc.	234,092	8,509,244
Physicians Realty Trust	350,000	6,352,500
QTS Realty Trust Inc., Class A	96,000	6,510,720
Total		28,836,214
Total Real Estate		28,836,214
Utilities 3.4%
Electric Utilities 3.4%
PNM Resources, Inc.	120,000	5,241,600
Portland General Electric Co.	191,300	7,298,095
Total		12,539,695
Total Utilities		12,539,695
Total Common Stocks (Cost $324,509,789)		368,322,196

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(d),(e)	2,498,345	2,498,345
Total Money Market Funds (Cost $2,497,959)		2,498,345
Total Investments in Securities (Cost: $327,007,748)		370,820,541
Other Assets & Liabilities, Net		(353,122)
Net Assets		370,467,419

2	Columbia Select Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	1,467,863	37,326,157	(36,295,598)	(77)	2,498,345	(77)	2,156	2,498,345
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Small Cap Value Fund | Quarterly Report 2020	3